Consolidated statements of financial position - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets		$ 367	$ 384	$ 419
Property, plant and equipment		17,712	17,510	16,003
Right-of-use assets		631	541	519
Investments in associates and joint ventures		1,676	1,905	1,529
Deferred income tax assets, net		18	17	19
Other receivables		158	205	190
Trade receivables		31	6	43
Investment in financial assets		8	201	25
Total non-current assets		20,601	20,769	18,747
Current assets
Assets held for disposal		0	0	1
Inventories	[1]	1,683	1,738	1,500
Contract assets		10	1	13
Other receivables		381	808	616
Trade receivables		973	1,504	1,305
Investment in financial assets		264	319	497
Cash and cash equivalents		1,123	773	611
Total current assets		4,434	5,143	4,543
TOTAL ASSETS		25,035	25,912	23,290
SHAREHOLDERS' EQUITY
Shareholders' contributions		4,504	4,507	4,535
Retained earnings		4,445	5,947	3,649
Shareholders' equity attributable to shareholders of the parent company		8,949	10,454	8,184
Non-controlling interest		102	98	80
TOTAL SHAREHOLDERS' EQUITY		9,051	10,552	8,264
Non-current liabilities
Provisions		2,660	2,571	2,519
Contract liabilities		34	0	0
Deferred income tax liabilities, net		1,242	1,733	1,805
Income tax liability		4	26	29
Taxes payable		0	1	2
Salaries and social security		0	1	32
Lease liabilities		325	272	276
Loans		6,682	5,948	6,534
Other liabilities		112	19	9
Accounts payable		5	6	9
Total non-current liabilities		11,064	10,577	11,215
Current liabilities
Provisions		181	199	188
Contract liabilities		69	77	130
Income tax liability		31	27	13
Taxes payable		139	173	143
Salaries and social security		210	297	229
Lease liabilities		341	294	266
Loans		1,508	1,140	845
Other liabilities		122	12	34
Accounts payable		2,319	2,564	1,963
Total current liabilities		4,920	4,783	3,811
TOTAL LIABILITIES		15,984	15,360	15,026
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 25,035	$ 25,912	$ 23,290

[1]	As of December 31, 2023, 2022 and 2021, the cost of inventories does not exceed their net realizable value.